Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	$ 8,198,813,805	$ 8,592,294,336
Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	2,251,056
Up to 12 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	1,182,807
Up to 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	578,016
Over 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	$ 490,233